INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	As of December 31,
	2 0 2 4	2 0 2 3
Original amount:
Technology	35,054	58,227
Customer relationships	3,834	9,747
	38,888	67,974

Accumulated amortization:
Technology	6,934	22,955
Customer relationships	496	5,835
	7,430	28,790
Net book value	31,458	39,184

Schedule of amortization expenses
	Year ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2

Technology	5,284	5,430	5,426
Customer relationships	359	427	607
	5,643	5,857	6,033

Schedule of annual amortization expenses
Year ending December 31,
2025	4,428
2026	4,428
2027	4,428
2028	4,428
2029	4,428
2030 and thereafter	9,318
Total	31,458